As filed with the Securities and Exchange Commission on February 21, 2017
File No. 333-90720
ICA No. 811-21120

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 36	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 37

CONESTOGA FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

Cross Point at Valley Forge
550 E. Swedesford Road, Suite 120 East
Wayne, PA 19087
(Address of Principal Executive Office)

(484) 654-1380
(Area Code and Telephone Number)

Copy to:

Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

[X]Immediately upon filing pursuant to paragraph (b)	[ ]on ________ pursuant to paragraph (b)
[ ]60 days after filing pursuant to paragraph (a)(1)	[ ]on (date) pursuant to paragraph (a)(1)
[ ]75 days after filing pursuant to paragraph (a)(2)	[ ]on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 36 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 21st day of February, 2017.

CONESTOGA FUNDS
(Registrant)

By:	/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chairman of the Board, Trustee and CEO

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 36 to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of February, 2017.

/s/ William C. Martindale, Jr.
William C. Martindale, Jr.		Chairman of the Board, Trustee and CEO

/s/ Robert M. Mitchell
Robert M. Mitchell		Trustee and Treasurer

*William B. Blundin
William B. Blundin		Trustee

*Nicholas J. Kovich
Nicholas J. Kovich		Trustee

* James G. Logue
James G. Logue		Trustee

* John G. O’Brien
John G. O’Brien		Trustee

*Richard E. Ten Haken
Richard E. Ten Haken		Trustee

*By:	/s/ Joshua B. Deringer
Joshua B. Deringer
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase